Note 11 - Income Tax (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Deferred tax asset, estimated unused tax losses carryforward	$ 200,800	$ 172,900
Unused tax losses for which no deferred tax asset recognised	0
Unused tax credits [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	197,000	172,400
Unused tax credits [member] | GIBRALTAR
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	155,800	140,800
Unused tax credits [member] | UNITED KINGDOM
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	17,300	13,500
Unused tax credits [member] | UNITED STATES | Federal [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	18,200	11,600
Unused tax credits [member] | UNITED STATES | States [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 9,000	$ 6,500